IMPAIRMENT TESTING - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2022 ozt	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Adjustment of administrative expenses for inflation, percentage		2.00%		2.00%
Amount by which fair value less costs of disposal exceeded the carrying amount			$ 3,200,000
Number of Cash Generating Units | item	2
Growth in sales assumed				0.00%
Impairment losses	$ 0
Estimated investments in non-current assets in next reporting period			300,000
Estimated investments in non-current assets after the next reporting period			0
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)		6.70%		10.80%		7.00%	7.50%
Increase/decrease in the total sales across revenue segments	10.00%
Increase/decrease in the value in use	$ 3,800,000
Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Inflation rates assumed				2.00%
Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth in sales assumed				3.00%
Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Expected to generate normal income from delivery from shipyard	25 years
Average remaining life of tanker	14 years	15 years
Increase/decrease in tanker per day freight rates	$ 1,000
Increase/decrease in WACC percentage	1.00%
Increase/decrease in operating expenses percentage	10.00%
Amount by which fair value less costs of disposal exceeded the carrying amount		$ 8,000,000	269,000,000
Recoverable amount		1,774,000,000	2,302,000,000
Impairments recognized	$ 2,700,000	4,600,000
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of freight rates	285,000,000
Decrease/increase in value in use of operating expenses	201,000,000
Amount by which fair value less costs of disposal exceeded the carrying amount		269,000,000				$ 8,000,000
Recoverable amount		2,276,000,000	2,647,000,000			$ 1,747,000,000
Fair value of asset or cash-generating unit based on third party valuation		1,577,000,000	1,892,000,000
Amount by which carrying amount of asset or cash-generating unit exceeds fair value from third party valuation		$ 245,000,000	72,000,000
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)		6.70%				7.00%
Main Fleet | Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of WACC	148,000,000
Main Fleet | Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of WACC	$ 167,000,000
Handysize
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Number of handysize vessels disposed | item	2
Number of internationally acknowledged shipbrokers providing valuations for impairment testing | item	2
Increase/decrease in value in use of freight rates	$ 6,000,000
Decrease/increase in value in use of operating expenses	4,000,000
Increase/decrease in value in use of WACC	$ 2,000,000
Recoverable amount		$ 26,000,000				$ 27,000,000
Number of vessels	2			2
Fair value of asset or cash-generating unit based on third party valuation		22,000,000	21,000,000
Amount by which carrying amount of asset or cash-generating unit exceeds fair value from third party valuation		$ 10,000,000	3,000,000
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)		6.70%				7.00%
Handysize | Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity per vessel | ozt					35,000
Handysize | Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity per vessel | ozt					37,000
Impaired vessels | Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Amount by which fair value less costs of disposal exceeded the carrying amount			784,000,000
Recoverable amount			$ 31,800,000